Investments in U.S. Treasury Bills available-for-sale (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Investments In U.s. Treasury Bills Available-for-sale
Number of stock purchased				$ 46,000,000
Realized gain on maturity of available-for sale		$ (33,903)	$ 223,865